VESSEL UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Capital Leased Assets

(in thousands of $)	2018	2017
Cost	174,511	168,840
Accumulated depreciation and amortization	(59,800)	(62,895)
Net book value	114,711	105,945